Employee Benefit Plans (Changes In Benefit Obligations And Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 308,949	$ 297,856
Service cost	25,406	38,167	$ 20,497
Interest cost	12,163	14,907	9,865
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Actuarial loss	54,171	(21,375)
Benefits paid	(11,409)	(14,356)
Settlements	(8,040)	(6,250)
Benefit obligation at end of year	381,240	308,949	297,856
Change in plan assets:
Beginning balance	197,590	198,686
Employer contributions	31,630	31,717
Plan participants’ contributions	0	0
Actual return on plan assets	39,522	(12,207)
Defined Benefit Plan, Plan Assets, Benefits Paid	11,409	14,356
Defined Benefit Plan, Plan Assets, Payment for Settlement	(8,040)	(6,250)
Fair value of plan assets at end of year	249,293	197,590	198,686
Funded status at end of year	(131,947)	(111,359)
Accumulated benefit obligation	274,353	208,840
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	12,080	12,760
Service cost	193	243	243
Interest cost	507	416	475
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	564	357
Actuarial loss	3,300	(599)
Benefits paid	(1,437)	(1,097)
Settlements	0	0
Benefit obligation at end of year	15,207	12,080	12,760
Change in plan assets:
Beginning balance	0	0
Employer contributions	873	740
Plan participants’ contributions	564	357
Actual return on plan assets	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	1,437	1,097
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status at end of year	$ (15,207)	$ (12,080)